Acceptances	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Acceptances
23. Acceptances
Acceptances consist of:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Payable under trade financing arrangements	81,157	101,851	1,351

	81,157	101,851	1,351

Acceptances are interest-bearing liabilities and are normally settled within a period of twelve months. These represent arrangements whereby operational suppliers are paid by financial institutions, with the Group recognising the liability for settlement with the institutions at a later date. These acceptances carry an interest ranging from 2.5% - 4% p.a. for facilities availed in foreign currency from offshore branches of Indian banks or foreign banks and
8
% -
9%
for facilities availed in rupee from domestic banks and are secured by a first pari-passu charge over the present and future current assets of the Group.